Discontinued Operations Assets Held for Sale (Details) - Discontinued Operations, Held-for-sale [Member] $ in Thousands	Dec. 31, 2016 USD ($)
Inventory	$ 7,336
Property and equipment	911
Other assets	115
Assets held for sale as of December 31, 2016	$ 8,362